CONVERTIBLE DEBENTURES FINANCING (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of reconciles of fair value of debentures to carrying amount

	Liability Component	Equity Component	Total
Balance, December 31, 2022	$489,589	$33,706	$523,295
Interest accrued	30,000		30,000
Balance, December 31, 2023	$519,589	$33,706	$553,295
Interest accrued	30,000		30,000
Balance, December 31, 2024	$549,589	$33,706	$583,295